Capital and Other Components of Equity - Summary of Warrants (Details) - USD ($)	Mar. 31, 2023	Mar. 10, 2023	Mar. 31, 2022	Mar. 31, 2021	Feb. 19, 2021	Oct. 22, 2020
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	11,412,770		1,925,929	497,355
Warrants amount	$ 3,156,254		$ 5,570,530	$ 10,462,000
2020 Warrants
Class Of Warrant Or Right [Line Items]
Warrants amount			309,769	6,174,000		$ 11,831,000
2021 Warrants
Class Of Warrant Or Right [Line Items]
Warrants amount			$ 306,704	$ 4,288,000	$ 6,288,998
March 2023 Warrants
Class Of Warrant Or Right [Line Items]
Warrants amount		$ 37,723
Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	784,895		176,429	176,429
Number of warrants exercisable	784,895		176,429
Warrants amount	$ 6,155,323		$ 6,079,890
Warrants | Warrants IFF
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	57,143		57,143
Number of warrants exercisable	57,143		57,143
Warrants amount	$ 1,630,210		$ 1,630,210
Warrants | Warrants AMI
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	119,286		119,286
Number of warrants exercisable	119,286		119,286
Warrants amount	$ 4,449,680		$ 4,449,680
Warrants | 2020 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	300,926
Number of warrants exercisable	300,926
Warrants amount	$ 19,058
Warrants | 2021 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	196,429
Number of warrants exercisable	196,429
Warrants amount	$ 18,652
Warrants | March 2023 Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding	111,111
Number of warrants exercisable	111,111
Warrants amount	$ 37,723